INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES
Schedule of inventories
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Figures in million - SA rand	2017	2016	2015
Consumable stores[1]	828.7	481.7	277.5
Uranium finished goods and uranium-in-process[2]	104.4	100.4	128.4
Ore stockpiles and in-process	1,955.9	51.8	-
Gold-on-hand	-	42.9	-
PGMs-on-hand	637.5	-	-
Total inventories	3,526.5	676.8	405.9

[1] The cost of consumable stores consumed during the year and included in operating cost amounted to R8,789.4 million (2016: R5,243.2 million and 2015: R3,995.7 million).

[2] Although the uranium finished goods and uranium-in-process was presented under current assets, management does not expect that all this inventory will be realised within 12 months from the reporting date.